Accrued expenses and other current liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Payables for purchases of property and equipment	¥ 279,285
Payroll and welfare payable	144,267
Transaction costs payable	79,480
Accrued expenses	118,515
Accrued rent	23,496
Withholding tax, value added taxes and surcharges payable	195,273
Interest payable	34,348
Others	7,494
Total	882,158
Individual income withholding tax	¥ 147,632
Predecessor
Condensed Balance Sheet Statements, Captions [Line Items]
Payables for purchases of property and equipment		¥ 457,811
Payroll and welfare payable		109,256
Accrued expenses		79,588
Accrued rent		62,905
Withholding tax, value added taxes and surcharges payable		24,448
Interest payable		11,292
Others		4,930
Total		¥ 750,230